Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2023
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the MHFG Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2023 and September 30, 2023:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2023	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	3,082	—	—
Asset-backed securitizations	1,514	224	134
Investments in securitization products	387	—	—
Investment funds	2,294	3,397	845
Trust arrangements and other	4,877	—	—

Total	12,154	3,621	979

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2023	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	3,318	—	—
Asset-backed securitizations	1,580	219	134
Investments in securitization products	386	—	—
Investment funds	2,476	3,816	952
Trust arrangements and other	4,694	—	—

Total	12,454	4,035	1,086

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2023 and September 30, 2023:

Assets on the MHFG Group’s balance sheets related to unconsolidated VIEs:	March 31, 2023	September 30, 2023

	(in billions of yen)
Trading account assets	83	98
Investments	482	545
Loans	154	160

Total	719	803

Liabilities on the MHFG Group’s balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2023	September 30, 2023

	(in billions of yen)

Trading account liabilities	1	2

Total	1	2

Maximum exposure to loss (Note)	979	1,086

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.